RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Loans repaid from related parties, Total		$ 237,564	$ 237,774	$ 928,218
Mr. Xinglin Yao [Member]
Related Party Transaction [Line Items]
Loans repaid from related parties, Total		237,564	237,774
Wujiang City Huixin Silk Production Co Ltd [Member]
Related Party Transaction [Line Items]
Loans repaid from related parties, Total				$ 928,218